Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share
16.          Earnings Per Share

	2024	2023	2022
Earnings per common share
Net income available to common shareholders	$113.3	$2,132.5	$52.6
Weighted average common shares outstanding	115,218,380	114,313,971	194,290,180
Earnings per common share	$0.98	$18.65	$0.27

Earnings per diluted common share
Net income available to common shareholders	$113.3	$2,132.5	$52.6
Weighted average common shares outstanding	115,218,380	114,313,971	194,290,180
Share-based compensation plans	408,801	10,712	5,033,674
Weighted average diluted common shares outstanding	115,627,181	114,324,683	199,323,854
Earnings per diluted common share	$0.98	$18.65	$0.26